Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly results of operations for the four quarters

	(In Thousands, except per share data)
	2012				2011				2010
	Fourth	Third	Second	First	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Interest income	$18,263	18,027	18,166	17,905	17,959	18,295	18,181	17,915	18,376	18,919	19,669	19,216
Net interest income	15,079	14,628	14,590	13,957	13,639	13,880	13,725	13,216	13,178	13,077	13,381	12,492
Provision for loan losses	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969	4,666	1,989	6,073	2,106
Earnings before income taxes	4,267	5,643	5,122	4,631	3,917	4,365	4,283	4,030	2,827	5,122	2,683	4,223
Net earnings	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585
Basic earnings per common share	0.37	0.47	0.43	0.39	0.31	0.37	0.36	0.34	0.23	0.43	0.23	0.36
Diluted earnings per common share	0.37	0.47	0.43	0.39	0.31	0.36	0.36	0.34	0.23	0.43	0.23	0.36